Risk/Return Detail Data - SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO	Apr. 29, 2025 USD ($)
Risk/Return:
Registrant Name	Fidelity Select Portfolios
SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO | Select Construction and Housing Portfolio
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund: Construction and Housing Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Construction and Housing Portfolio seeks capital appreciation.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions , which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	Shareholder fees
(fees paid directly from your investment)	none
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 36 % of the average value of its portfolio.
Portfolio Turnover, Rate	36.00%
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing primarily in common stocks. Normally investing at least 80% of assets in securities of companies principally engaged in the design and construction of residential, commercial, industrial, and public works facilities, as well as companies engaged in the manufacture, supply, distribution, or sale of construction and housing products or services. These companies may include, for example, residential construction companies and manufacturers of prefabricated houses; owners and operators of home and garden improvement retail stores; manufacturers of building components and home improvement products and equipment; manufacturers of construction materials including sand, clay, gypsum, lime, aggregates, cement, concrete and bricks; companies engaged in real estate ownership, development, or management; and companies engaged in non-residential construction, including civil engineering companies and large-scale contractors. For purposes of the fund's policy to normally invest at least 80% of its assets in securities of companies principally engaged in the business activity or activities identified for the fund, Fidelity may consider a company to be principally engaged in the designated business activity or activities based on: (i) the level of a company's assets, income, sales, or profits that are committed to, derived from, or related to the designated business activity or activities, or (ii) whether a third party has given the company an industry or sector classification consistent with the designated business activity or activities. Whether a company is principally engaged in the designated business activity or activities can be determined under any of these factors. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Investing in domestic and foreign issuers. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Strategy Portfolio Concentration [Text]	Normally investing at least 80% of assets in securities of companies principally engaged in the design and construction of residential, commercial, industrial, and public works facilities, as well as companies engaged in the manufacture, supply, distribution, or sale of construction and housing products or services.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Mar. 31, 2025
Bar Chart, Year to Date Return	(6.00%)
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Jun. 30, 2020
Highest Quarterly Return	32.95%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return	(25.74%)
Performance Table Heading	Average Annual Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO | Select Construction and Housing Portfolio | Select Construction and Housing Portfolio
Risk/Return:
Management fee	0.67%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.02%
Total annual operating expenses	0.69%
1 year	$ 70
3 years	221
5 years	384
10 years	$ 859
2015	6.91%
2016	5.05%
2017	26.14%
2018	(15.59%)
2019	41.07%
2020	25.60%
2021	57.55%
2022	(22.75%)
2023	30.84%
2024	15.30%
SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO | Select Construction and Housing Portfolio | Return Before Taxes | Select Construction and Housing Portfolio
Risk/Return:
Label	Return Before Taxes
Past 1 year	15.30%
Past 5 years	18.19%
Past 10 years	14.55%
SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO | Select Construction and Housing Portfolio | After Taxes on Distributions | Select Construction and Housing Portfolio
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	14.22%
Past 5 years	17.04%
Past 10 years	12.85%
SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO | Select Construction and Housing Portfolio | After Taxes on Distributions and Sales | Select Construction and Housing Portfolio
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	9.82%
Past 5 years	14.40%
Past 10 years	11.45%
SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO | Select Construction and Housing Portfolio | SP001
Risk/Return:
Label	S&P 500® Index
Past 1 year	25.02%
Past 5 years	14.53%
Past 10 years	13.10%
SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO | Select Construction and Housing Portfolio | F1504
Risk/Return:
Label	MSCI U.S. IMI Construction & Housing 25-50 Index
Past 1 year	16.68%
Past 5 years	16.66%
Past 10 years	14.76%